INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments Abstract
Schedule of composition of the investments

	12.31.22	12.31.21
Investment in affiliates	100,481	6,520
Other investments	583	593
Total	101,064	7,113